TAXES (Tables)	12 Months Ended
Sep. 30, 2021
TAXES.
Schedule of income before income taxes

Income before income taxes is derived from the following jurisdiction:

	For the year ended
	September 30,
	2021	2020	2019
China	$3,252,583	$5,805,349	$6,941,919
Cayman Islands	110,694	—	—
Total	$3,363,277	$5,805,349	$6,941,919

Schedule of significant components of the provision for income taxes

Significant components of the provision for income taxes were as follows:

	For the year ended
	September 30,
	2021	2020	2019
Current income taxes	$301,320	$951,403	$984,785
Deferred income taxes	(46,187)	(86,495)	48,655
Total	$255,133	$864,908	$1,033,440

Schedule of significant deferred tax assets and liabilities

Temporary differences and carryforwards of the Company, its subsidiaries, the VIE and VIE’s subsidiaries that created significant deferred tax assets and liabilities are as follows:

	As of	As of
	September 30, 2021	September 30, 2020
Deferred tax assets:
Allowance for doubtful accounts and inventory provision	$51,122	$36,451
NOL Carryforwards	262,701	158,758
Deferred government grants	113,297	166,041
Total deferred tax assets	$427,120	$361,250

Schedule of reconciliation of the statutory rates to the effective tax rate

The following table reconciles the statutory rates to the Company, its subsidiaries, the VIE and VIE’s subsidiaries’ effective tax rate:

	For the year ended
	September 30,
	2021	2020	2019
China Statutory income tax rate	25.0%	25.0%	25.0%
Effect of favorable income tax rate in the PRC	(13.6)%	(10.5)%	(10.2)%
Permanent difference	(3.8)%	0.4%	0.1%
Effective tax rate	7.6%	14.9%	14.9%

Schedule of taxes payable

The Company, its subsidiaries, the VIE and VIE’s subsidiaries’ taxes payable consists of the following:

	September 30,	September 30,
	2021	2020
VAT tax payable	$64,129	$644,244
Corporate income tax payable	148,204	631,590
Business and other taxes payable	92,972	107,348
Total	$305,305	$1,383,182